Annual Operating Expenses {- Fidelity Sustainable High Yield ETF} - NF_08.31 Fidelity Sustainable High Yield ETF Pro-01 - Fidelity Sustainable High Yield ETF - Fidelity Sustainable High Yield ETF	Feb. 09, 2022
Operating Expenses:
Management fee	0.55%
Distribution and/or Service (12b-1) fees	none
Other expenses	none	[1]
Total annual operating expenses	0.55%

[1]	(a)Based on estimated amounts for the current fiscal year.